Related Party Balance And Transactions - Schedule of Balance of Amounts Due from Related Parties (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total	$ 3,067,269	$ 2,215,672
Beijing Puyan
Related Party Transaction [Line Items]
Total	300,266	298,254
Shenzhen Zhichong
Related Party Transaction [Line Items]
Total	11,734
Zhichong New Energy
Related Party Transaction [Line Items]
Total	$ 2,755,269	$ 1,917,418